Corporate debt, Details of corporate debt (Details) € in Thousands, $ in Thousands				12 Months Ended
	May 16, 2018 USD ($)	Feb. 10, 2017 EUR (€) Swap	Dec. 22, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2019 USD ($)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Dec. 03, 2014 USD ($)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Proceeds from corporate debt				$ 123,767	$ 296,398	$ 11,113
Repayment of debt				385,964	613,242	182,636
Amount drawn				$ 123,767	296,398	$ 11,113
2019 Notes [Member]
Corporate debt [Abstract]
Principal amount												$ 255,000
Fixed interest rate												7.00%
Maturity date				November 15, 2019
Former Revolving Credit Facility [Member]
Corporate debt [Abstract]
Proceeds from corporate debt			$ 125,000
Repayment of debt	$ 54,000				$ 71,000
Amount drawn			$ 125,000
Former Revolving Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount											$ 125,000
Note Issuance Facility [Member]
Corporate debt [Abstract]
Principal amount | €		€ 275
Fixed interest rate		5.50%
Number of interest rate swaps | Swap		2
Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate		4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date				2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date				2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date				2024
2017 Credit Facility [Member]
Corporate debt [Abstract]
Principal amount									$ 11,500
Maturity date				July 20, 2019
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Principal amount | €										€ 10,000
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate									2.25%	2.25%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2021
Proceeds from corporate debt				$ 108
Credit facility amount								$ 215
Potential increase in borrowings capacity								$ 70
Amount drawn				$ 108
New Revolving Credit Facility [Member] | Subsequent Events [Member]
Corporate debt [Abstract]
Credit facility amount							$ 300
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate								1.60%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate								2.25%
Base Rate Loans [Member]
Corporate debt [Abstract]
Adjustment to interest rate								1.00%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate								0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate								1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate								0.50%